Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Current:
PRC	$ 97,594	$ 44,378	$ 127,313
Deferred:
PRC	(31,528)	91,934	(43,725)
Total provision for income taxes	$ 66,066	$ 136,312	$ 83,588